Franchising and Marketing Activities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010 franchisedandcompanyownedoffices	Dec. 31, 2009 franchisedandcompanyownedoffices	Dec. 31, 2008 franchisedandcompanyownedoffices
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Initial franchise and area development fees	$ 9	$ 6	$ 6
Annual volume incentives, real estate franchises	25	24	25
Number of offices	724	746	758
Franchise conversion and development advance notes	90	85
Allowance for franchise conversion and development advance notes	14	20
Forgiveness of franchise conversion and development advance notes	13	13	13
Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	13,282	13,939	13,765	14,794
Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Royalty expense	$ 204	$ 206	$ 202
Number of offices		746	758	835
Century 21 [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	7,475	7,955	7,711
ERA [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	2,364	2,488	2,621
ERA [Member] | Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	10	11	11
Coldwell Banker [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	2,485	2,583	2,648
Coldwell Banker [Member] | Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	649	669	676
Coldwell Banker Commercial [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	175	181	212
Sotheby's International Realty [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	573	531	470
Sotheby's International Realty [Member] | Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	30	31	36
Better Homes and Gardens Real Estate [Member] | Real Estate Franchise Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	210	201	103
Corcoran/Other [Member] | Company Owned Brokerage Services [Member]
Schedule of Franchised and Company Owned Outlets Information [Line Items]
Number of offices	35	35	35